PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2024
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

19. PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

For the presentation of the parent company only condensed financial information, the Company records its investment in subsidiaries, consolidated VIE and VIE’s subsidiaries, under the equity method of accounting as prescribed in ASC 323, Investments-Equity Method and Joint Ventures. Such investments are presented on the condensed balance sheets as “Investment in and amount due from subsidiaries, consolidated VIE and VIE’s subsidiaries” and the subsidiaries, consolidated VIE and VIE’s subsidiaries’ income as “Share of loss from subsidiaries, consolidated VIE and VIE’s subsidiaries” on the condensed statements of results of operations. The parent company only condensed financial information should be read in conjunction with the Group’s consolidated financial statements. As of December 31, 2023 and 2024, there were no material contingencies, significant provisions of long-term obligations, mandatory dividend or redemption requirements of redeemable stocks or guarantees of Niu Technologies, except for those, which have been separately disclosed in the consolidated financial statements.

(a)	Condensed Balance Sheets

	As of December 31,
	2023	2024
	RMB	RMB
Assets
Current assets
Cash and cash equivalents	233,958,655	40,441,814
Term deposits	77,555,565	68,289,800
Restricted cash	107,521,733	215,652,000
Prepayments and other current assets	12,035,145	13,518,861

Total current assets	431,071,098	337,902,475

Non-current assets
Investment in and amount due from subsidiaries, consolidated VIE and VIE’s subsidiaries	671,329,320	600,596,446

Total assets	1,102,400,418	938,498,921

Liabilities
Current liabilities
Amount due to subsidiaries, consolidated VIE and VIE’s subsidiaries	4,564,315	4,632,432
Accrued expenses and other current liabilities	4,219,869	2,584,269

Total current liabilities and total liabilities	8,784,184	7,216,701

Shareholders’ equity:
Class A ordinary shares	90,031	90,549
Class B ordinary shares	10,316	10,316
Additional paid-in capital	1,964,138,365	1,988,638,160
Accumulated other comprehensive loss	(9,495,674)	(3,129,362)
Accumulated deficit	(861,126,804)	(1,054,327,443)

Total shareholders’ equity	1,093,616,234	931,282,220

Total liabilities and shareholders’ equity	1,102,400,418	938,498,921

(b)	Condensed Statements of Results of Operations

	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Total operating expenses	(15,414,575)	(17,739,201)	(13,025,259)
Share of loss from subsidiaries, consolidated VIE and VIE’s subsidiaries	(39,264,560)	(270,498,551)	(195,199,614)
Interest income	5,216,206	16,401,770	15,024,234

Loss before income taxes	(49,462,929)	(271,835,982)	(193,200,639)
Income tax expense	—	—	—

Net loss	(49,462,929)	(271,835,982)	(193,200,639)

(c)	Condensed Statements of Cash Flows

	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Net cash (used in) provided by operating activities	(23,565,305)	14,392,402	(177,106)
Net cash (used in) provided by investing activities	(95,940,040)	133,818,900	(89,689,320)
Net cash provided by financing activities	2,203,086	654,023	267,335
Effect of foreign currency exchange rate changes on cash, cash equivalents and restricted cash	21,972,182	4,034,789	4,212,517

Net (decrease) increase in cash, cash equivalents and restricted cash	(95,330,077)	152,900,114	(85,386,574)

Cash, cash equivalents and restricted cash at the beginning of the year	283,910,351	188,580,274	341,480,388

Cash, cash equivalents and restricted cash at the end of the year	188,580,274	341,480,388	256,093,814